Cover	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	SELLAS Life Sciences Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33958
Entity Tax Identification Number	20-8099512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001390478
Amendment Flag	false